Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

18 Cash and cash equivalents

(a)Cash and cash equivalents comprise:

	December 31,
	2021	2020
	$	$
Cash at bank	35,288,761	14,439,690
Cash on hand	191	50,190
Cash and cash equivalents	35,288,952	14,489,880

(b)Reconciliation of liabilities arising from financing activities:

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

Lease
liabilities
$
(Note 24)
At January 1, 2019	1,710,294
Changes from financing cash flows:
Capital element of lease rentals paid	(503,585)
Interest element of lease rentals paid	(64,107)
Total changes from financing cash flows	(567,692)
Other changes:
Increase in lease liabilities from entering into new leases	124,264
Interest expenses (note 6(a))	64,107
Total other changes	188,371
At December 31, 2019	1,330,973

18 Cash and cash equivalents (continued)

			Preference
	Lease	Convertible	shares	Amounts
	liabilities	securities	liabilities	due to
	$	$	$	shareholders	Total
	(Note 24)	(Note 25)	(Note 26)	$	$
At January 1, 2020	1,330,973	—	—	177,459	1,508,432
Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	12,499,363	—	—	12,499,363
Capital element of lease rentals paid	(610,926)	—	—	—	(610,926)
Interest element of lease rentals paid	(49,400)	—	—	—	(49,400)
Increase in amounts due to shareholders	—	—	—	4,477	4,477
Total changes from financing cash flows	(660,326)	12,499,363	—	4,477	11,843,514
Other changes:
Increase in lease liabilities from entering into new leases	949,810	—	—	—	949,810
Interest expenses (note 6(a))	49,400	—	—	—	49,400
Fair value loss on convertible securities (note 25)	—	2,846,750	—	—	2,846,750
Vesting of shares under the Restricted Share Scheme	—	—	—	(48,622)	(48,622)
Total other changes	999,210	2,846,750	—	(48,622)	3,797,338
At December 31, 2020	1,669,857	15,346,113	—	133,314	17,149,284

			Preference
	Lease	Convertible	shares	Amounts due
	liabilities	securities	liabilities	to
	$	$	$	shareholders
	(Note 24)	(Note 25)	(Note 26)	$	Total
At January 1, 2021	1,669,857	15,346,113	—	133,314	17,149,284
Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	4,980,718	—	—	4,980,718
Proceeds from issuance of preference shares liabilities	—	—	25,970,000	—	25,970,000
Capital element of lease rentals paid	(1,299,031)	—	—	—	(1,299,031)
Interest element of lease rentals paid	(205,915)	—	—	—	(205,915)
Decrease in amounts due to shareholders	—	—	—	(128,797)	(128,797)
Total changes from financing cash flows	(1,504,946)	4,980,718	25,970,000	(128,797)	29,316,975
Other changes:
Increase in lease liabilities from entering into new leases	4,896,384	—	—	—	4,896,384
Interest expenses (note 6(a))	205,915	—	—	—	205,915
Fair value loss on convertible securities (note 25)	—	29,054,669	—	—	29,054,669
Fair value loss on preference shares liabilities (note 26)	—	—	125,398,798	—	125,398,798
Changes in the carrying amount of preference shares liabilities (note 26)	—	—	5,009,847	—	5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity	—	—	279,832,806	—	279,832,806
Fair value recognized in other reserve due to amendment of terms (note 25)	—	811,819	—	—	811,819
Converted to Series D preference shares of the Company (note 25)	—	(50,193,319)	50,193,319	—	—
Vesting of shares under the Restricted Share Scheme	—	—	—	(4,517)	(4,517)
Total other changes	5,102,299	(20,326,831)	460,434,770	(4,517)	445,205,721
At December 31, 2021	5,267,210	—	486,404,770	—	491,671,980

18 Cash and cash equivalents (continued)

(c)Total cash outflow for leases

Amounts included in the consolidated statement of cash flows for leases comprise the following:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Within operating cash flows	(1,019,937)	(429,691)	(125,770)
Within financing cash flows	(1,504,946)	(660,326)	(567,592)
	(2,524,883)	(1,090,017)	(693,362)

(d)Net cash outflow arising from the acquisition of a subsidiary

As disclosed in note 32, on October 29, 2020, Prenetics HK and Prenetics EMEA Limited, a wholly-owned subsidiary of the Company, entered into the sale and purchase agreements to acquire 100% equity interest in Oxsed Limited (the “Acquisition”).

$
Intangible assets (note 10)	17,619,789
Property, plant and equipment (note 9)	3,209
Trade receivables	8,031
Other receivables	227,082
Inventories	204,495
Cash and cash equivalents	347,761
Trade payables	(968,089)
Accrued expenses	(68,478)
Total identifiable net assets acquired	17,373,800
Satisfied by:
Cash consideration	3,277,294
Issuance of exchange loan notes	12,870,723
Deferred consideration	1,225,783
17,373,800
Net cash outflow arising from the Acquisition:
Cash consideration paid	(3,277,294)
Less: cash and cash equivalents acquired	347,761
(2,929,533)